Concentration of Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Revenues from Customers

Revenues from certain customers in excess of 10 percent of total consolidated Company revenues (in thousands) are as follows:

	Three Months Ended March 31,
	2017		2016
Customer	Revenues	% of Total	Revenues	% of Total
GE	$84,910	44.3%	$96,151	54.6%
Vestas	44,322	23.2	29,941	17.0
Nordex Group	33,559	17.5	29,664	16.8
Gamesa	26,262	13.7	18,137	10.3
Other	2,549	1.3	2,217	1.3

Total	$191,602	100.0%	$176,110	100.0%

Revenues from certain customers in excess of 10 percent of total consolidated Company revenues for the years ended December 31 are as follows (in thousands):

	2016		2015		2014
Customer	Revenues	% of Total	Revenues	% of Total	Revenues	% of Total
Customer 1 - GE	$379,941	50.3%	$312,495	53.3%	$234,795	73.2%
Customer 2 - Vestas	152,106	20.1	50,031	8.5	—	—
Customer 3 - Nordex/Acciona	131,775	17.5	154,927	26.5	69,383	21.6
Customer 4 - Gamesa	81,463	10.8	60,544	10.3	13,501	4.2
Other	9,592	1.3	7,855	1.4	3,068	1.0

Total	$754,877	100.0%	$585,852	100.0%	$320,747	100.0%

Schedule of Trade Accounts Receivable from Certain Customers

Trade accounts receivable from certain customers in excess of 10 percent of total consolidated Company trade accounts receivable are as follows:

	March 31, 2017	December 31, 2016
Customer	% of Total	% of Total
GE	26.7%	24.9%
Vestas	36.1%	26.2%
Nordex Group	30.1%	26.8%
Gamesa	4.6%	16.2%

Trade accounts receivable from certain customers in excess of 10 percent of total consolidated Company trade accounts receivable at December 31 are as follows:

	2016	2015
Customer	% of Total	% of Total
Customer 1 - GE	24.9%	26.5%
Customer 2 - Vestas	26.2%	27.9%
Customer 3 - Nordex/Acciona	26.8%	39.3%
Customer 4 - Gamesa	16.2%	4.1%